Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Payables
Accrued Expenses and Other Payables

13.Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Payroll and welfare payables	17,422,454	19,257,320	2,965,585
VAT and other tax payables	22,288,677	27,340,316	4,210,348
Accrued fixed assets purchases	4,746,821	2,121,712	326,739
Other payables and accruals	2,451,035	4,277,122	658,667
Accrued bonds’ interest expenses (note 15)	39,820,456	27,205,456	4,189,580

Total accrued expenses and other payables	86,729,443	80,201,926	12,350,919